SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 4	☒

(File No. 333-227507)

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 95	☒

(File No. 811-05213)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource of New York Account 8

Name of Depositor:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Address of Depositor’s Principal Executive Offices, Zip Code Depositor’s Telephone Number, including Area Code:

20 Madison Avenue Extension

Albany, NY 12203

(800) 541-2251

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering    N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2020 pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A: PROSPECTUS

The prospectus for RiverSource(R) Variable Universal Life 6 Insurance filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 filed on or about April 27, 2020 is incorporated by reference into Part A of this Post-Effective Amendment No. 4 to this Registration Statement.

Prospectus Supplement dated October 8, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CG (5/20)	S-6705 CG (5/20)
The information in this supplement updates and amends certain information contained in your current variable life insurance product prospectus. Please read it carefully and keep it with your variable life insurance product prospectus for future reference.
Effective October 9, 2020, for new policy applications, there are changes to certain features and benefits offered under the policies.
I. Periodic Charges Other than Fund Operating Expenses – Interest Rate on Loans
The following information replaces the corresponding sections in the “Periodic Charges Other than Fund Operating Expenses” table in the prospectus:
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Interest Rate on Loans	Charged daily and due at the end of the policy year.	• 3% for policy years 1-10;
• 1.25% for policy years 11+.

Interest Rate on Payments under Accelerated Benefit Rider for Terminal Illness (ABRTI)	Annually, payable at the end of each policy year.	• For that part of the accelerated benefit which does not exceed Policy Value available for policy loans when an accelerated benefit is requested, we will charge the policy’s Guaranteed Loan Interest Rate shown under Policy Data (currently 3% for policy years 1-10 and 1.25% for policy years 11+).
• For that part of the accelerated benefit which exceeds Policy Value available for policy loans when the accelerated benefit is requested, the greatest of:
• the current yield on 90-day Treasury bills, or
• the current maximum statutory adjustable policy loan interest rate, or
• the policy’s Guaranteed Loan Interest Rate shown under Policy Data (currently 3% for policy years 1-10 and 1.25% for policy years 11+).

II. Fixed Account Guaranteed Minimum Interest Rate
The following information replaces the Investment Choices section in the “Policy and Benefits” table in the prospectus:
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Investment Choices	You may direct your Net Premiums or transfer your Policy’s Value to:
	• The Variable Account, which consists of Subaccounts, each of which invests in a Fund with a particular investment objective.	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account, which is part of our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 1%.

1

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Investment Choices	• The Indexed Accounts, which are part of our general investment account.	• The Indexed Accounts earn interest based on a change in the value of one or more designated index(es), subject to a Segment Growth Cap, Segment Floor and Segment Participation Rate. Indexed interest will never be lower than 0% for the 1-year Indexed Account or 1% for the 2-year Indexed Account.

The “Fixed Account” section of the prospectus is deleted in its entirety and replaced with the following:
The Fixed Account
You can allocate Net Premiums to the Fixed Account, transfer Policy Value from the Subaccounts to the Fixed Account, or allocate the Segment maturity value of an Indexed Account to the Fixed Account. Amounts allocated to the Fixed Account become part of our general account.
Placing Policy Value in the Fixed Account does not entitle you to share in the general account’s investment experience, nor does it expose you to the general account’s investment risk. Instead, we guarantee that the Policy Value you place in the Fixed Account will accrue interest at an effective annual rate of at least 1%, independent of the actual investment experience of the general account. Keep in mind that this guarantee is subject to the creditworthiness and continued claims-paying ability of RiverSource Life Insurance Company. We are not obligated to credit any interest in excess of the guaranteed rate of 1%, although we may do so at our sole discretion, or if required by state law. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. We will not credit interest in excess of 1% on any portion of Policy Value in the Fixed Account against which you have a policy loan outstanding.
Your statement will include the average interest rate currently earned on Policy Value in the Fixed Account as well as the interest rate that will be credited on any new money allocated to the Fixed Account. Interest is credited daily. For additional information on interest rates, contact your sales representative or RiverSource Life Insurance Company at the address or telephone number shown on the first page of this prospectus.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6700-4 A (10/20)
2

PART B: STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

FOR

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 6 INSURANCE

(VUL6–NY)

May 1, 2020

Issued by: RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension Albany, NY 12203

Telephone: 1-800-541-2251 (Home Office)

Website address: riversource.com/lifeinsurance

RiverSource of New York Account 8

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6337 CG (5/20)

Table of Contents

Information about RiverSource Life of NY	p. 3
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 4
The Variable Account	p. 4
Additional Information about the Operation of the Policies	p. 5
Independent Registered Public Accounting Firm	p. 5
Financial Statements	p. 5

RIVERSOURCE OF NEW YORK ACCOUNT 8  2

Information about RiverSource Life of NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 70500 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York State Department of Financial Services (the Department). We file an annual statement in a prescribed form with the Department. Our books and accounts are subject to review by the Department at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the creditworthiness and claims-paying ability of insurance companies on a number of different factors. These ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

RIVERSOURCE OF NEW YORK ACCOUNT 8 3

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2019 was $26,589,422, in 2018 was $27,593,528 and in 2017 was $26,882,985. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. Entities that provided a significant amount of services to RiverSource Life of NY, the compensation paid, and the basis for remuneration are listed below.

Ameriprise Financial, Inc. and RiverSource Life Insurance Company are affiliated with RiverSource Life of NY.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).
RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2019 was $952,039, in 2018 was $943,444 and in 2017 was $1,052,372.

The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2019 was $6,439,319, in 2018 was $6,445,669 and in 2017 was $6,323,971.

Custodian

RiverSource Life of NY is the custodian of the assets of RiverSource of New York Account 8. RiverSource Life of NY holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the policies. RiverSource Life of NY’s principal offices are located at 20 Madison Avenue Extension, Albany NY 12203.

The Variable Account

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account’s management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this statement of additional information also invest in subaccounts of the variable account.

RIVERSOURCE OF NEW YORK ACCOUNT 8  4

Additional Information about the Operation of the Policies

TO BE FILED BY AMENDMENT

Independent Registered Public Accounting Firm

TO BE FILED BY AMENDMENT

FINANCIAL STATEMENTS

TO BE FILED BY AMENDMENT

RIVERSOURCE OF NEW YORK ACCOUNT 8  5

PART C: OTHER INFORMATION

Item 26. Exhibits – Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Copy of Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as exhibit (a)(1) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(a)(2) Copy of Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger band subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated herein by reference.

(b) Not applicable.

(c) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York for Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select (SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Copy of Flexible Premium Variable Life Insurance Policy (VUL 6) is filed electronically herewith.

(d)(2) Copy of Flexible Premium Variable Adjustable Life Insurance Policy (VUL 6) filed electronically as Exhibit (d)(1) to Initial Registration Statement File No. 333-227507 on or about September 24, 2018 is incorporated herein by reference.

(d)(3) Copy of Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(4) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(2) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(5) Copy of Waiver of Specified Premium Rider for Total Disability filed electronically as Exhibit (d)(3) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(6) Copy of Children’s Level Term Insurance Rider filed electronically as Exhibit (d)(4) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(7) Copy of Accidental Death Benefit Rider filed electronically as Exhibit (d)(5) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(8) Copy of Accelerated Benefit Rider for Terminal Illness filed electronically as Exhibit (d)(12) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(9) Copy of Automatic Increase Benefit Rider filed electronically as Exhibit 1.A.(5)(f) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(10) Copy of Overloan Protection Benefit filed electronically as Exhibit (d)(8) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(11) Copy of AdvanceSource (R)  Accelerated Benefit Rider for Chronic Illness filed electronically as Exhibit (d)(11) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(12) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(13) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(13) Copy of Indexed Account Endorsement filed electronically as Exhibit (d)(11) to Post-Effective Amendment No. 7 to Registration Statement No. 333-183262 is incorporated herein by reference.

(d)(14) Copy of Accounting Value Increase Rider filed electronically as Exhibit (d)(12) to Post-Effective Amendment No. 6 to Registration Statement No. 333-183262 is incorporated herein by reference.

(d)(15) Copy of Death Benefit Option 3 Endorsement filed electronically as Exhibit (d)(13) to Post-Effective Amendment No. 6 to Registration Statement No. 333-183262 is incorporated herein by reference.

(e)(1) Form of Application for Life and Disability Income Insurance filed electronically as Exhibit (e)(1) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(e)(2) Form of Application for the Accelerated Benefit Rider for Chronic Illness filed electronically as Exhibit (e)(2) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(3) Form of Distribution of Policy Value Endorsement is filed electronically as Exhibit (e)(3) to Post-Effective Amendment No. 2 to Registration Statement No. 333-227507 in incorporated herein by reference.

(f)(1) Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement 333-44644 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No.  333-44644 is incorporated herein by reference.

(g)(1) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1111 filed electronically as exhibit (g)(1) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1111 filed electronically as exhibit (g)(2) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(3) Redacted copy of the Third Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1111 filed electronically as exhibit (g)(3) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(4) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1121 filed electronically as exhibit (g)(4) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(5) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1121 filed electronically as exhibit (g)(5) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(6) Redacted copy of the Second Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1121 filed electronically as exhibit (g)(6) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(7) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1131 filed electronically as exhibit (g)(7) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(8) Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(8) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(9) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(9) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(10) Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(1) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(11) Redacted copy of the Eighth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(11) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(12) Redacted copy of the Ninth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(12) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(13) Redacted copy of the Tenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(13) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(14) Redacted copy of the Eleventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(14) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(15) Redacted copy of the Twelfth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(15) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(16) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1141 filed electronically as exhibit (g)(16) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(17) Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(17) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(18) Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(18) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(19) Redacted copy of the Sixth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(19) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(20) Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(20) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(21) Redacted copy of the Eighth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(21) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(22) Redacted copy of the Ninth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(22) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(23) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1151 filed electronically as exhibit (g)(23) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(24) Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(24) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(25) Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(25) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(26) Redacted copy of the Eighth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(26) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(27) Redacted copy of the Fifteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(27) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(28) Redacted copy of the Sixteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(28) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(29) Redacted copy of the Seventeenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(29) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(30) Redacted copy of the Eighteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(30) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(31) Redacted copy of the Twentieth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(31) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(32) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1161 filed electronically as exhibit (g)(32) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(33) Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(33) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(34) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(34) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(35) Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(35) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(36) Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(36) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(37) Redacted copy of the Fourteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(37) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(38) Redacted copy of the Fifteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(38) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(39) Redacted copy of the Sixteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(39) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(40) Redacted copy of the Eighteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(40) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(41) Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and Reinsurer, identified as Treaty 1171 filed electronically as exhibit (g)(41) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(42) Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(42) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(43) Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(43) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(44) Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(44) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(45) Redacted copy of the Fifteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(45) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(46) Redacted copy of the Sixteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(46) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(47) Redacted copy of the Seventeenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(47) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(g)(48) Redacted copy of the Nineteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(48) to Post-Effective Amendment No. 3 to Registration Statement No.  333-227507 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(8) to Post-Effective Amendment No. 21 to Registration Statement No.  333-44644 is incorporated herein by reference.

(h)(5) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No.  333-44644 is incorporated herein by reference.

(h)(7) Copy of Fund Participation Agreement dated April  2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(8) Copy of Fund Participation Agreement dated May  1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit (h) (13) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated January  1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit(h)(16) to Post-Effective Amendment No.  23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h) (10) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h) (11) Copy of Participation Agreement dated March  1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No.  333-91691 is incorporated herein by reference.

(h) (12) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h) (13) Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.14 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h) (14) Copy of Participation Agreement dated April  30, 2012 by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h) (15) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No.  333-79311 is incorporated herein by reference.

(h) (16) Copy of Fund Participation Agreement dated April  30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No.4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h) (17) Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No.22 to Registration Statement No.  333-91691 is incorporated by reference.

(h) (18) Copy of Amended and Restated Participation Agreement dated April 17,2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h) (19) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h) (20) Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No.333-91691 is incorporated herein by reference.

(i)	Not applicable.

(j)	Not applicable.

(k)	Consent and Opinion of Counsel is filed electronically herewith.

(l)	Not applicable.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm for VUL 6 NY will be filed by Amendment.

(o)	Not applicable.

(p)	Not applicable.

(q) RiverSource Life Insurance Co. of New York’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(r) Power of Attorney to sign Amendments to this Registration Statement, dated March 5, 2020 filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to the Registration Statement No. 333-230375, is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

————————————————————————————————————————————-

Name	Principal Business Address*	Positions and Offices with Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer

Jean B. Keffler	1010 Swingley Rd.	Director
Livingston, MT 59047

Michael J. Pelzel		Senior Vice President - Corporate Tax

Stephen P. Blaske		Senior Vice President and Chief
Actuary

Mark Gorham		Director and Vice President -
Insurance Product Development

Karen M. Bohn	6620 Iroquois Trail	Director
Edina, MN 55439

Ronald L. Guzior	Sax/BST, LLC	Director
26 Computer Drive West
Albany, NY 12205

Shweta Jhanji		Senior Vice President and Treasurer

Thomas R. Moore		Secretary

Gregg L. Ewing		Vice President, Chief Financial Officer and Controller

Lynn Abbott		Vice President - National Sales
Manager and Fund Management

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State

Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Advisor Financing, LLC	DE
Ameriprise Bank, FSB	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
Ameriprise India LLP	India
Ameriprise India Partner, LLC[1]	DE
Ameriprise India Private Limited	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.[2]	MN
Ameriprise Financial Services, LLC[2]	DE
AMPF Property Corporation	MI
Investment Professionals, Inc.[2]	TX
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.[2]	DE
Seligman Partners, LLC[3]	DE
Lionstone BBP Limited Partner, LLC	DE
Houston BBP, L.P.[4]	DE
Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.[5]	TX
CREA Special VAD Limited Partner, LLC	DE
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX
LPL 1111 Broadway, L.P.[6]	TX
Lionstone VA Five, LLC[7]	DE

Lionstone US Value-Add Five, L.P.[8]	DE
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
RiverSource Distributors, Inc.[2]	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC[9]	DE
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd	Singapore
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sàrl	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England
Threadneedle Holdings Limited	England
TAM UK Holdings Limited	England
Threadneedle Asset Management Holdings Limited	England
Columbia Threadneedle Foundation	England
TC Financing Limited	England
Threadneedle Asset Management Limited	England
Threadneedle Investment Services Limited	England
Threadneedle Asset Management (Nominees) Limited	England
Convivo Asset Management Limited	England
Sackville TIPP Property (GP) Limited	England
Threadneedle Investment Advisors Limited	England
Threadneedle Portfolio Managers Limited	England
Threadneedle Asset Management Finance Limited	England
TMS Investment Limited	Jersey
Threadneedle International Fund Management Limited	England
Threadneedle International Limited	England
Threadneedle Investments (Channel Islands) Limited	England
Threadneedle Investments Limited	England
Threadneedle Management Services Limited	England
Threadneedle Capital Management Limited	England
Threadneedle Pension Trustees Limited	England
Threadneedle Securities Limited	England
Threadneedle Navigator ISA Manager Limited	England
Threadneedle Pensions Limited	England
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England
Threadneedle Property Investments Limited	England
Sackville (CTESIF) GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England
Sackville LCW Sub LP 1 (GP) Limited	England
Sackville LCW Nominee 1 Limited	England
Sackville LCW Nominee 2 Limited	England
Sackville LCW Sub LP 2 (GP) Limited	England

Sackville LCW Nominee 3 Limited	England
Sackville LCW Nominee 4 Limited	England
Sackville Property (GP) Limited	England
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville UKPEC9 St James Nominee 1 Limited	Jersey
Sackville UKPEC9 St James Nominee 2 Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville UKPEC7 Tower Nominee 1 Limited	Jersey
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville UKPEC8 Victoria Nominee 1 Limited	Jersey
Sackville UKPEC8 Victoria Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville SPF IV Property (GP) Limited	England
Sackville SPV IV (GP) No. 1 Limited	England
Sackville SPV IV (GP) No. 2 Limited	England
Sackville SPF IV (GP) No. 3 Limited	England
Sackville Tandem Property (GP) Limited	England
Sackville TPEN Property (GP) Limited	England
Sackville TPEN Property Nominee (2) Limited	England
Sackville TPEN Property Nominee Limited	England
Sackville TSP Property (GP) Limited	England
Sackville UK Property Select II (GP) Limited	England
Sackville UK Property Select II (GP) No.1 Limited	England
Sackville UK Property Select II Nominee (1) Limited	England
Sackville UK Property Select II (GP) No.2 Limited	England
Sackville UK Property Select II Nominee (2) Limited	England
Sackville UK Property Select II (GP) No.3 Limited	England
Sackville UK Property Select II Nominee (3) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England
Sackville UKPEC1 Leeds Nominee 1 Limited	England
Sackville UKPEC1 Leeds Nominee 2 Limited	England
Sackville UKPEC2 Galahad (GP) Limited	England
Sackville UKPEC3 Croxley (GP) Limited	England
Sackville UKPEC3 Croxley Nominee 1 Limited	England
Sackville UKPEC3 Croxley Nominee 2 Limited	England
Sackville UKPEC4 Brentford (GP) Limited	England
Threadneedle Property Execution 1 Limited	England
Threadneedle Property Execution 2 Limited	England
Threadneedle UK Property Equity Club PCC	Jersey
Threadneedle UK Property Equity II Asia 1 PC	Jersey
Threadneedle UK Property Equity II ROW 1 PC	Jersey
Threadneedle International Investments GmbH	Switzerland
Threadneedle Management Luxembourg S.A.	Luxembourg
Threadneedle Unit Trust Manager Limited	England

[1]

This entity has three partners: Ameriprise Financial, Inc. owns a 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR are owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC.

[2]	Registered Broker-Dealer.
[3]	This entity is managed by members of onshore hedge fund feeders
[4]	This entity is owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
[5]	This entity is owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
[6]

This entity is owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.17 This entity is owned by: Columbia Management Investment Advisers, LLC (83.333%) & Lionstone LVA5 Holdings, LLC (16.667%)

[7]

This entity is owned by: Columbia Management Investment Advisers, LLC (83.333%) & Lionstone LVA5 Holdings, LLC (16.667%7 This entity is owned by: Columbia Management Investment Advisers, LLC (83.333%) & Lionstone LVA5 Holdings, LLC (16.667%)

[8]

This entity is owned by: Lionstone VA Five, LLC (3%); Teacher Retirement System of Texas (44.1%); California State Teachers’ Retirement System (44.1%); William Marsh Rice University (8.8%) 9 One-third of this entity is owned by American Express Travel Related Services.

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) RiverSource Distributors, Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Executive Vice President

Shweta Jhanji	Senior Vice President and Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Michael J. Mattox	Chief Financial Officer

John R. Woerner	Chairman of the Board and
Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)

RiverSource Distributors, Inc., the principal underwriter during

Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$26,589,422	None	None	None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Co. of New York at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 7th day of August 2020.

RiverSource of New York Account 8
(Registrant)

By RiverSource Life Insurance Co. of New York
(Depositor)

By /s/ Gumer C. Alvero*
Gumer C. Alvero
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of August, 2020.

/s/ Gumer C. Alvero*	Chairman of the Board,
Gumer C. Alvero	President and Chief Executive Officer

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Mark Gorham*	Director and Vice President - Insurance Product Development
Mark Gorham

/s/ Jason J. Poor*	Director
Jason J. Poor

/s/ Stephen P. Blaske*	Senior Vice President and
Stephen P. Blaske	Chief Actuary

/s/ Karen M. Bohn*	Director
Karen M. Bohn

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ Mark D. Scalercio*	Director
Mark D. Scalercio

/s/ Michael Madden*	Director
Michael Madden

/s/ Shweta Jhanji	Senior Vice President and
Shweta Jhanji	Treasurer

/s/ Michael J. Pelzel*	Senior Vice President
Michael J. Pelzel	Corporate Tax

/s/ Gregg L. Ewing*	Vice President,
Gregg L. Ewing	Chief Financial Officer and Controller

*	Signed pursuant to Power of Attorney dated March 5, 2020, filed electronically as Exhibit 13 to Post-Effective Amendment No. 1 to Registration Statement File No. 333-230375, by:

/s/ Dixie Carroll
Dixie Carroll
General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 TO

REGISTRATION STATEMENT NO. 333-227507

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A. Prospectus for:

RiverSource (R) Variable Universal Life 6 Insurance.

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8.

Part C.

Other Information.

Signatures.

Exhibits.

EXHIBIT INDEX

(d)(1) Copy of Flexible Premium Variable Life Insurance Policy (VUL 6)

(k) Consent and Opinion of Counsel